Consolidated Statements of Cash Flows - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Cash flows from operating activities
Net income (loss)	$ 116	$ (257)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense	239	92
Amortization of debt issuance costs, deferred commitment fees, premium and discount	28	20
Loss on early extinguishment of debt	67	54
Total losses on derivatives, net	53	49
Net cash used for settlement of derivative instruments	(15)	(9)
Other	1	0
Changes in operating assets and liabilities:
Accounts and other receivables	(69)	(31)
Accounts receivable—affiliate	82	(36)
Advances to affiliate	(36)	0
Inventory	28	(26)
Accounts payable and accrued liabilities	19	102
Due to affiliates	(47)	9
Deferred revenue	58	(3)
Other, net	(9)	(6)
Other, net—affiliate	(2)	0
Net cash provided by (used in) operating activities	513	(42)
Cash flows from investing activities
Property, plant and equipment, net	(1,195)	(1,884)
Other	0	(39)
Net cash used in investing activities	(1,195)	(1,923)
Cash flows from financing activities
Proceeds from issuances of debt	3,814	5,419
Repayments of debt	(2,173)	(3,130)
Debt issuance and deferred financing costs	(47)	(89)
Distributions to owners	(74)	(74)
Net cash provided by financing activities	1,520	2,126
Net increase in cash, cash equivalents and restricted cash	838	161
Cash, cash equivalents and restricted cash—beginning of period	605	434
Cash, cash equivalents and restricted cash—end of period	$ 1,443	$ 595